Annual Total Returns[BarChart] - ProShares UltraPro S and P 500 - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	35.77%	(11.49%)	46.29%	118.56%	38.00%	(5.05%)	30.11%	71.27%	(24.92%)	102.86%